UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 06/30/2008

Item 1. Reports to Stockholders.

June 30, 2008

Oppenheimer

Main Street Small Cap Fund®

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

June 30, 2008 Oppenheimer Management Main Street Commentaries and Small Cap Fund® Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook Listing of Top Holdings A N N U A L R E P O RT Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings
Big Lots, Inc.	0.5%
Massey Energy Co.	0.5
GrafTech International Ltd.	0.4
Gardner Denver, Inc.	0.4
Aeropostale, Inc.	0.4
Schnitzer Steel Industries, Inc.	0.4
DRS Technologies, Inc.	0.4
Sims Group Ltd., Sponsored ADR	0.4
CF Industries Holdings, Inc.	0.4
Oil States International, Inc.	0.4
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets.

Top Ten Common Stock Industries
Insurance	6.4%
Machinery	5.5
Commercial Services & Supplies	5.2
Semiconductors & Semiconductor Equipment	5.0
Oil, Gas & Consumable Fuels	4.9
Software	4.6
Energy Equipment & Services	4.3
Chemicals	4.2
Specialty Retail	3.6
Electronic Equipment & Instruments	3.6
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets.
8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended June 30, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. In a challenging investment environment characterized by a weakening U.S. economy and a persistent credit crisis in fixed-income markets, our top-down market capitalization model indicated that mid-cap companies were likely to produce better results than their small- and micro-cap counterparts. An overweighted position among mid-cap stocks proved favorable for the Fund’s relative performance, as the mid-cap stocks held up well compared to micro-cap stocks, which posted steep declines.
     However, the positive impact of our market-cap allocations were offset by less favorable results from our bottom-up stock selection models, which consider momentum and value criteria, among other factors, in assigning allocations to individual stocks. Over much of the reporting period, value factors proved to be a relatively ineffective predictor of performance among the Fund’s mid-cap holdings. Instead, momentum factors dominated, as richly valued stocks with good earnings growth generally outperformed.
     The Fund’s stock selections were particularly disappointing in the industrials, information technology and consumer discretionary sectors, where companies suffered from concerns that businesses and consumers would reduce spending on purchases of technology-related products and services in the struggling economy. While the Fund maintained a significantly underweighted position in the hard-hit financials sector, steep declines among financial stocks nonetheless had a materially negative impact on the Fund’s relative performance. On a more positive note, overweighted positions and strong stock selections in the materials and energy sectors contributed positively to the Fund’s relative performance.
     Over the course of the reporting period, we made several changes to the Fund’s quantitative models in an effort to make them more effective when economic and market conditions deviate significantly from historical averages. These refinements were implemented in the spring, when it became clear that the economic downturn and credit crisis were intensifying.
     As of the end of the reporting period, we have maintained our modestly overweighted exposure to mid-cap stocks, but recently pared back that position, redeploying assets to small-cap stocks. Our stock selection models have assigned higher rankings, on average, to information technology, industrials and materials stocks, while health care and financial stocks generally tended to receive lower rankings. We will continue to closely monitor the financial markets and the performance of our quantitative models.
10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2008. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Russell 2000 Index. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 17 for further information.
13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 17 for further information.
15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. See page 17 for further information.
16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	January 1, 2008	June 30, 2008	June 30, 2008
Class A	$1,000.00	$906.20	$5.90
Class B	1,000.00	903.00	9.37
Class C	1,000.00	903.50	9.08
Class N	1,000.00	905.40	6.85
Class Y	1,000.00	908.40	3.76

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.70	6.24
Class B	1,000.00	1,015.07	9.92
Class C	1,000.00	1,015.37	9.62
Class N	1,000.00	1,017.70	7.25
Class Y	1,000.00	1,020.93	3.98
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

Class	Expense Ratios
Class A	1.24%
Class B	1.97
Class C	1.91
Class N	1.44
Class Y	0.79
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS June 30, 2008

	Shares	Value

Common Stocks—99.6%
Consumer Discretionary—13.6%
Auto Components—1.0%
American Axle & Manufacturing Holdings, Inc.[1]	605,600	$4,838,744
Amerigon, Inc.[1,2]	17,300	123,003
ArvinMeritor, Inc.[1]	129,900	1,621,152
ATC Technology Corp.[1,2]	99,500	2,316,360
Autoliv, Inc.	162,000	7,552,440
Borg-Warner Automotive, Inc.	14,400	639,072
Cooper Tire & Rubber Co.[1]	212,820	1,668,509
Drew Industries, Inc.[1,2]	111,200	1,773,640
Exide Technologies[1,2]	252,700	4,235,252
Fuel Systems Solutions, Inc.[1,2]	58,600	2,256,100
Gentex Corp.	382,500	5,523,300
Lear Corp.[1,2]	622,000	8,819,960
Shiloh Industries, Inc.	16,900	158,691
Stoneridge, Inc.[2]	177,900	3,034,974
Tenneco, Inc.[1,2]	314,900	4,260,597
TRW Automotive Holdings Corp.[2]	184,200	3,402,174
WABCO Holdings, Inc.	10,700	497,122

		52,721,090

Automobiles—0.2%
Thor Industries, Inc.[1]	375,000	7,972,500
Distributors—0.1%
Core-Mark Holding Co., Inc.[1,2]	19,600	513,520
LKQ Corp.[1,2]	277,400	5,012,618

		5,526,138

Diversified Consumer Services—0.7%
Capella Education Co.[1,2]	59,030	3,521,140
Coinstar, Inc.[1,2]	175,400	5,737,334
DeVry, Inc.	204,800	10,981,376
Hillenbrand, Inc.	12,000	256,800
K12, Inc.[1,2]	6,510	139,509
Learning Tree International, Inc.[1,2]	5,000	85,500
Matthews International Corp., Cl. A1	91,700	4,150,342
Noah Education Holdings Ltd., ADR[2]	133,220	719,388
Regis Corp.	178,900	4,714,015
Service Corp. International	378,000	3,727,080
Steiner Leisure Ltd.[2]	52,989	1,502,238
Stewart Enterprises, Inc.[1]	430,500	3,099,600
Strayer Education, Inc.	4,200	878,094

		39,512,416

Hotels, Restaurants & Leisure—1.4%
Ambassadors Group, Inc.[1]	9,200	137,264
Bally Technologies, Inc.[2]	106,700	3,606,460
Bob Evans Farms, Inc.[1]	471,100	13,473,460
Brinker International, Inc.[1]	490,800	9,276,120
CBRL Group, Inc.[1]	278,026	6,814,417
CEC Entertainment, Inc.[1,2]	182,300	5,106,223
Churchill Downs, Inc.[1]	16,800	585,816
Denny’s Corp.[1,2]	913,500	2,594,340
International Speedway Corp.	92,400	3,606,372
Jack in the Box, Inc.[1,2]	311,700	6,985,197
Krispy Kreme Doughnuts, Inc.[2]	129,600	646,704
Marcus Corp. (The)	63,600	950,820
Papa John’s International, Inc.[1,2]	149,757	3,982,039
F1 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Hotels, Restaurants & Leisure Continued
Riviera Holdings Corp.[2]	4,600	$46,690
Speedway Motorsports, Inc.[1]	66,500	1,355,270
WMS Industries, Inc.[1,2]	332,300	9,892,571
Wyndham Worldwide Corp.	334,200	5,985,522

		75,045,285

Household Durables—1.2%
American Greetings Corp., Cl. A1	694,200	8,566,428
Blyth, Inc.[1]	336,400	4,046,892
Cavco Industries, Inc.[1,2]	21,500	703,695
Centex Corp.	12,500	167,125
Champion Enterprises, Inc.[1,2]	1,003,200	5,868,720
CSS Industries, Inc.[1]	72,392	1,753,334
Ethan Allen Interiors, Inc.[1]	96,700	2,378,820
Furniture Brands International, Inc.[1]	300,100	4,009,336
Helen of Troy Ltd.[1,2]	176,600	2,846,792
Hooker Furniture Corp.[1]	143,000	2,476,760
La-Z-Boy, Inc.[1]	214,000	1,637,100
Lennar Corp., Cl. A1	478,500	5,904,690
National Presto Industries, Inc.[1]	29,700	1,906,146
NVR, Inc.[1,2]	17,500	8,751,400
Ryland Group, Inc. (The)	401,700	8,761,077
Snap-On, Inc.	114,300	5,944,743
Universal Electronics, Inc.[1,2]	11,400	238,260

		65,961,318

Internet & Catalog Retail—0.8%
1-800-FLOWERS.com, Inc.[1,2]	377,600	2,435,520
FTD Group, Inc.	63,100	841,123
Gaiam, Inc.[1,2]	49,800	672,798
IAC/InterActiveCorp[2]	226,900	4,374,632
Liberty Media Corp.-Interactive, Series A2	476,000	7,025,760
NetFlix.com, Inc.[1,2]	516,700	13,470,369
Overstock.com, Inc.[1,2]	68,870	1,787,177
PetMed Express, Inc.[1,2]	120,600	1,477,350
Priceline.com, Inc.[1,2]	104,300	12,042,478
Stamps.com, Inc.[2]	72,900	909,792

		45,036,999

Leisure Equipment & Products—0.8%
Brunswick Corp.[1]	308,900	3,274,340
Callaway Golf Co.[1]	1,007,850	11,922,866
Hasbro, Inc.	112,700	4,025,644
JAKKS Pacific, Inc.[1,2]	303,700	6,635,845
Leapfrog Enterprises, Inc.[1,2]	214,800	1,787,136
Polaris Industries, Inc.[1]	333,500	13,466,730
Steinway Musical Instruments, Inc.[1,2]	7,210	190,344

		41,302,905

Media—1.2%
Belo Corp., Cl. A1	181,000	1,323,110
Cablevision Systems Corp. New York Group, Cl. A2	165,300	3,735,780
Charter Communications, Inc., Cl. A1,2	1,470,300	1,543,815
Cox Radio, Inc., Cl. A1,2	134,000	1,581,200
CTC Media, Inc.[2]	45,400	1,119,564
Cumulus Media, Inc., Cl. A2	155,200	611,488
DG Fastchannel, Inc.[1,2]	21,100	363,975
DreamWorks Animation SKG, Inc., Cl. A2	244,700	7,294,507
F2 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Media Continued
Entravision Communications Corp.[2]	820,000	$3,296,400
Gannett Co., Inc.	144,200	3,124,814
Getty Images, Inc.[2]	205,300	6,965,829
Global Sources Ltd.[1,2]	320,386	4,863,459
Harte-Hanks, Inc.[1]	182,700	2,091,915
Lin TV Corp., Cl. A1,2	92,400	550,704
Marvel Entertainment, Inc.[2]	309,600	9,950,544
McClatchy Co., Cl. A1	110,200	747,156
Scholastic Corp.[1,2]	321,400	9,211,324
Sinclair Broadcast Group, Inc., Cl. A1	615,450	4,677,420
Warner Music Group Corp.[1]	73,500	524,790

		63,577,794

Multiline Retail—0.9%
99 Cents Only Stores[1,2]	145,300	958,980
Big Lots, Inc.[1,2]	855,600	26,728,944
Dollar Tree, Inc.[2]	399,400	13,056,386
Family Dollar Stores, Inc.	141,200	2,815,528
Fred’s, Inc.[1]	207,036	2,327,085
Macy’s, Inc.	209,900	4,076,258

		49,963,181

Specialty Retail—3.6%
Aaron Rents, Inc.[1]	52,600	1,174,558
Aeropostale, Inc.[1,2]	739,050	23,154,437
AnnTaylor Stores Corp.[1,2]	253,900	6,083,444
Asbury Automotive Group, Inc.[1]	215,100	2,764,035
AutoNation, Inc.[1,2]	519,200	5,202,384
AutoZone, Inc.[2]	23,900	2,892,139
bebe stores, inc.[1]	326,100	3,133,821
Blockbuster, Inc., Cl. A1,2	298,000	745,000
Books-A-Million, Inc.[1]	19,400	148,604
Brown Shoe Co., Inc.	418,400	5,669,320
Buckle, Inc. (The)[1]	385,975	17,650,637
Children’s Place Retail Stores, Inc.[1,2]	121,700	4,393,370
Conn’s, Inc.[1,2]	80,300	1,290,421
Dress Barn, Inc. (The)[1,2]	608,100	8,136,378
Finish Line, Inc. (The), Cl. A1	597,300	5,196,510
Foot Locker, Inc.	864,800	10,766,760
Group 1 Automotive, Inc.	120,600	2,396,322
Gymboree Corp.[2]	189,100	7,577,237
Haverty Furniture Cos., Inc.[1]	12,200	122,488
Hot Topic, Inc.[1,2]	82,800	447,948
Jo-Ann Stores, Inc.[1,2]	231,100	5,322,233
Limited Brands, Inc.	153,000	2,578,050
Lumber Liquidators, Inc.[2]	7,500	97,500
Monro Muffler Brake, Inc.[1]	22,800	353,172
New York & Co., Inc.[1,2]	291,000	2,656,830
Office Depot, Inc.[2]	450,800	4,931,752
OfficeMax, Inc.	478,300	6,648,370
Penske Automotive Group, Inc.[1]	624,100	9,199,234
Pier 1 Imports, Inc.[1,2]	398,400	1,370,496
RadioShack Corp.	1,003,200	12,309,264
Rent-A-Center, Inc.[2]	538,600	11,079,002
Ross Stores, Inc.	214,945	7,634,846
Sally Beauty Holdings, Inc.[1,2]	1,407,300	9,091,158
Sonic Automotive, Inc.[1]	14,400	185,616
Systemax, Inc.	97,500	1,720,875
Tractor Supply Co.[1,2]	271,100	7,872,744
Urban Outfitters, Inc.[1,2]	10,700	333,733
Wet Seal, Inc., Cl. A1,2	317,600	1,514,952

		193,845,640
F3 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Textiles, Apparel & Luxury Goods—1.7%
Carter’s, Inc.[1,2]	260,300	$3,597,346
Columbia Sportswear Co.[1]	49,400	1,815,450
Deckers Outdoor Corp.[1,2]	43,590	6,067,728
Fossil, Inc.[1,2]	151,400	4,401,198
Hanesbrands, Inc.[2]	188,400	5,113,176
Jones Apparel Group, Inc.	780,500	10,731,875
Liz Claiborne, Inc.	808,700	11,443,105
Maidenform Brands, Inc.[1,2]	81,000	1,093,500
Movado Group, Inc.[1]	27,000	534,600
Perry Ellis International, Inc.[2]	185,800	3,942,676
Polo Ralph Lauren Corp., Cl. A1	19,800	1,243,044
Skechers USA, Inc., Cl. A1,2	197,300	3,898,648
Timberland Co., Cl. A1,2	54,200	886,170
True Religion Apparel, Inc.[2]	143,700	3,829,605
UniFirst Corp.	14,900	665,434
Warnaco Group, Inc. (The)[1,2]	358,000	15,777,060
Wolverine World Wide, Inc.[1]	551,900	14,719,173

		89,759,788

Consumer Staples—3.4%
Beverages—0.1%
Boston Beer Co., Inc., Cl. A1,2	45,800	1,863,144
Coca-Cola Enterprises, Inc.	80,800	1,397,840
Pepsi Bottling Group, Inc. (The)	63,100	1,761,752

		5,022,736

Food & Staples Retailing—0.8%
Arden Group, Inc., Cl. A	8,788	1,113,791
BJ’s Wholesale Club, Inc.[2]	293,200	11,346,840
Casey’s General Stores, Inc.	466,800	10,815,756
China Nepstar Chain Drugstore Ltd., ADR	17,760	153,802
Ingles Markets, Inc., Cl. A1	55,400	1,292,482
Longs Drug Stores, Inc.[1]	241,200	10,156,932
Nash Finch Co.[1]	103,300	3,540,091
Spartan Stores, Inc.[1]	148,400	3,413,200

		41,832,894

Food Products—1.3%
Agria Corp., ADR[2]	50,500	216,140
Chiquita Brands International, Inc.[1,2]	646,820	9,812,259
Darling International, Inc.[2]	973,400	16,080,568
Del Monte Foods Co.	808,800	5,742,480
Diamond Foods, Inc.	77,300	1,780,992
Flowers Foods, Inc.[1]	427,250	12,108,265
Fresh Del Monte Produce, Inc.[2]	411,500	9,699,055
Green Mountain Coffee, Inc.[1,2]	90,770	3,410,229
J&J Snack Foods Corp.[1]	6,600	180,906
Omega Protein Corp.[1,2]	69,950	1,045,753
Reddy Ice Holdings, Inc.[1]	33,600	459,648
TreeHouse Foods, Inc.[1,2]	80,100	1,943,226
Tyson Foods, Inc., Cl. A	415,000	6,200,100

		68,679,621
F4 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Household Products—0.0%
Central Garden & Pet Co., Cl. A2	17,200	$70,520
WD-40 Co.[1]	80,835	2,364,424

		2,434,944

Personal Products—0.9%
American Oriental Bioengineering, Inc.[1,2]	775,100	7,650,237
Chattem, Inc.[1,2]	201,500	13,107,575
Elizabeth Arden, Inc.[1,2]	93,300	1,416,294
Herbalife Ltd.	119,300	4,622,875
Inter Parfums, Inc.[1]	111,450	1,671,750
NBTY, Inc.[2]	336,630	10,792,358
Nu Skin Asia Pacific, Inc., Cl. A1	362,256	5,404,860
Prestige Brands Holdings, Inc.[1,2]	168,900	1,800,474

		46,466,423

Tobacco—0.3%
Universal Corp.[1]	353,100	15,967,182
Vector Group Ltd.[1]	118,055	1,904,227

		17,871,409

Energy—9.2%
Energy Equipment & Services—4.3%
Atwood Oceanics, Inc.[1,2]	42,800	5,321,752
Basic Energy Services, Inc.[1,2]	39,700	1,250,550
BJ Services Co.	161,000	5,142,340
Bristow Group, Inc.[1,2]	146,400	7,245,336
Complete Production Services, Inc.[1,2]	118,000	4,297,560
Dawson Geophysical Co.[1,2]	16,100	957,306
Dresser-Rand Group, Inc.[2]	45,400	1,775,140
Dril-Quip, Inc.[2]	134,700	8,486,100
ENGlobal Corp.[1,2]	29,200	415,808
ENSCO International, Inc.	187,230	15,116,950
FMC Technologies, Inc.[2]	182,600	14,047,418
Forbes Energy Services Ltd.[2,3]	575,300	4,507,843
Grey Wolf, Inc.[1,2]	2,025,600	18,291,168
Gulf Island Fabrication, Inc.[1]	121,700	5,954,781
Gulfmark Offshore, Inc.[2]	212,300	12,351,614
Hornbeck Offshore Services, Inc.[1,2]	148,700	8,403,037
ION Geophysical Corp.[1,2]	430,300	7,508,735
Lufkin Industries, Inc.	97,000	8,078,160
NATCO Group, Inc., Cl. A1,2	143,500	7,825,055
Natural Gas Services Group[1,2]	43,300	1,319,784
Newpark Resources, Inc.[1,2]	531,900	4,180,734
North American Energy Partners, Inc.[2]	71,300	1,545,784
Oil States International, Inc.[1,2]	343,200	21,772,608
Patterson-UTI Energy, Inc.[1]	347,900	12,538,316
Pioneer Drilling Co.[1,2]	342,800	6,448,068
Pride International, Inc.[2]	106,900	5,055,301
Rowan Cos., Inc.[1]	88,800	4,151,400
Seacor Holdings, Inc.[2]	143,920	12,882,279
T-3 Energy Services, Inc.[2]	80,500	6,397,335
Technicoil Corp.[2]	92,900	115,704
Technicoil Corp.[2]	870,300	1,083,928
Union Drilling, Inc.[1,2]	89,200	1,933,856
Unit Corp.[2]	131,800	10,935,446
Willbros Group, Inc.[2]	25,770	1,128,984

		228,466,180
F5 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESMENTS Continued

	Shares	Value

Oil, Gas & Consumable Fuels—4.9%
Alberta Clipper Energy, Inc.[2]	20,913	$69,936
Alpha Natural Resources, Inc.[1,2]	141,300	14,736,177
Arena Resources, Inc.[2]	28,100	1,484,242
Arlington Tankers Ltd.[1]	33,600	780,192
Berry Petroleum Co., Cl. A1	212,695	12,523,482
Bill Barrett Corp.[1,2]	139,300	8,275,813
Bois d’Arc Energy, Inc.[2]	295,300	7,178,743
Brigham Exploration Co.[1,2]	170,640	2,701,231
Callon Petroleum Co.[1,2]	130,300	3,565,008
Celtic Exploration Ltd.[2]	18,100	350,924
Cimarex Energy Co.	146,300	10,192,721
Concho Resources, Inc.[2]	97,700	3,644,210
Continental Resources, Inc.[1,2]	8,400	582,288
Delphi Energy Corp.[2]	81,300	245,566
Delta Petroleum Corp.[1,2]	67,200	1,714,944
Denbury Resources, Inc.[2]	213,000	7,774,500
Energy Partners Ltd.[2]	193,400	2,885,528
Galleon Energy, Inc., Cl. A2	31,300	632,323
Galleon Energy, Inc., Subscription Receipts[2]	138,750	2,803,030
Gasco Energy, Inc.[1,2]	650,100	2,697,915
General Maritime Corp.	181,800	4,723,164
GMX Resources, Inc.[1,2]	3,790	280,839
Great Plains Exploration, Inc.[2]	327,641	305,246
Jura Energy Corp.[2]	750,700	368,098
Knightsbridge Tankers Ltd.[1]	89,000	2,866,690
Mariner Energy, Inc.[1,2]	550,900	20,366,773
Massey Energy Co.	268,400	25,162,500
Midnight Oil Exploration Ltd.[2]	539,550	1,090,000
Noble Energy, Inc.	18,000	1,810,080
Nordic American Tanker Shipping Ltd.	29,800	1,156,836
Overseas Shipholding Group, Inc.	78,000	6,202,560
Paramount Resources Ltd., Cl. A2	28,800	585,772
Petrohawk Energy Corp.[1,2]	335,500	15,537,005
PetroQuest Energy, Inc.[1,2]	306,900	8,255,610
Rosetta Resources, Inc.[2]	394,500	11,243,250
Stone Energy Corp.[2]	282,500	18,619,575
Swift Energy Co.[1,2]	316,900	20,934,414
Teekay Tankers Ltd., Cl. A	94,600	2,195,666
Tristar Oil & Gas Ltd.[2]	47,500	960,528
Tusk Energy Corp.[2]	536,315	1,530,525
Tusk Energy Corp.[2,4]	275,000	784,790
Tusk Energy Corp.[2]	397,100	1,133,236
VAALCO Energy, Inc.[1,2]	728,500	6,170,395
Venoco, Inc.[1,2]	43,900	1,018,919
VeraSun Energy Corp.[1,2]	359,760	1,485,809
Vero Energy, Inc.[2]	124,317	1,326,438
W&T Offshore, Inc.[1]	322,300	18,857,773
Warren Resources, Inc.[1,2]	168,600	2,475,048
Whiting Petroleum Corp.[2]	21,700	2,301,936

		264,588,248
F6 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Financials—12.9%
Capital Markets—0.8%
GAMCO Investors, Inc., Cl. A1	94,962	$4,712,014
Invesco Ltd.	299,600	7,184,408
Knight Capital Group, Inc., Cl. A2	1,049,300	18,866,414
NGP Capital Resources Co.[1]	40,000	616,400
optionsXpress Holdings, Inc.[1]	244,200	5,455,428
Prospect Capital Corp.[1]	14,900	196,382
Stifel Financial Corp.[2]	36,150	1,243,199
SWS Group, Inc.[1]	97,800	1,624,458
TD Ameritrade Holding Corp.[2]	285,500	5,164,695
U.S. Global Investors, Inc., Cl. A1	38,250	640,688
Waddell & Reed Financial, Inc., Cl. A	2,100	73,521

		45,777,607

Commercial Banks—1.9%
BancFirst Corp.	17,100	731,880
Banco Latinoamericano de Exportaciones SA, Cl. E	59,320	960,391
Chemical Financial Corp.[1]	71,300	1,454,520
City Holding Co.[1]	115,200	4,696,704
Community Bank System, Inc.[1]	265,700	5,478,734
Community Trust Bancorp, Inc.	39,000	1,024,140
First Community Bancshares, Inc.[1]	23,900	673,980
First Financial Bancorp[1]	72,500	667,000
First Horizon National Corp.[1]	583,400	4,334,662
First Merchants Corp.[1]	82,300	1,493,745
First Security Group, Inc.	88,480	493,718
FirstMerit Corp.[1]	117,800	1,921,318
Frontier Financial Corp.[1]	149,100	1,270,332
Harleysville National Corp.[1]	5,000	55,800
IBERIABANK Corp.[1]	10,700	475,829
Independent Bank Corp., Massachusetts[1]	23,500	560,240
International Bancshares Corp.	113,400	2,423,358
Investors Bancorp, Inc.[2]	30,700	400,942
MainSource Financial Group, Inc.[1]	22,200	344,100
National Penn Bancshares, Inc.[1]	270,800	3,596,224
NBT Bancorp, Inc.[1]	166,500	3,431,565
Old National Bancorp[1]	437,000	6,231,620
Oriental Financial Group, Inc.[1]	178,100	2,539,706
Pacific Capital Bancorp[1]	544,000	7,496,320
Park National Corp.[1]	28,700	1,546,930
Popular, Inc.[1]	468,730	3,088,931
Porter Bancorp, Inc.	15,800	237,158
Renasant Corp.[1]	23,600	347,628
S&T Bancorp, Inc.[1]	16,000	464,960
Signature Bank[2]	11,700	301,392
Simmons First National Corp.	39,200	1,096,424
Southside Bancshares, Inc.[1]	43,200	796,608
Sterling Bancorp[1]	163,300	1,951,435
Susquehanna Bancshares, Inc.[1]	395,000	5,407,550
SVB Financial Group[2]	117,200	5,638,492
TCF Financial Corp.[1]	745,700	8,970,771
Tompkins Financial Corp.[1]	33,600	1,249,920
UMB Financial Corp.	28,000	1,435,560
F7 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Commercial Banks Continued
Webster Financial Corp.[1]	422,300	$7,854,780
WesBanco, Inc.[1]	134,900	2,313,535
Westamerica Bancorp[1]	124,800	6,563,232
Wilmington Trust Corp.[1]	28,500	753,540
Wintrust Financial Corp.[1]	58,300	1,390,455

		104,166,129

Consumer Finance—0.6%
Advanta Corp., Cl. B1	235,700	1,482,553
AmeriCredit Corp.[1,2]	172,500	1,486,950
Cash America International, Inc.[1]	316,700	9,817,700
Discover Financial Services	607,400	7,999,458
EZCORP, Inc., Cl. A1,2	334,400	4,263,600
World Acceptance Corp.[1,2]	166,500	5,606,055

		30,656,316

Diversified Financial Services—0.4%
Asset Acceptance Capital Corp.[1]	88,500	1,081,470
Encore Capital Group, Inc.[2]	6,900	60,927
Financial Federal Corp.[1]	170,500	3,744,180
Interactive Brokers Group, Inc., Cl. A1,2	8,700	279,531
Leucadia National Corp.	181,600	8,524,304
MarketAxess Holdings, Inc.[1,2]	74,665	564,467
PHH Corp.[1,2]	283,500	4,351,725
Portfolio Recovery Associates, Inc.[1,2]	57,200	2,145,000

		20,751,604

Insurance—6.4%
Alleghany Corp.[2]	5,808	1,928,546
Allied World Assurance Holdings Ltd.	197,100	7,809,102
American Equity Investment Life Holding Co.[1]	377,200	3,074,180
American Financial Group, Inc.	192,400	5,146,700
American National Insurance Co.	1,920	188,198
American Physicians Capital, Inc.[1]	121,550	5,887,882
Amerisafe, Inc.[2]	190,100	3,030,194
AmTrust Financial Services, Inc.[1]	422,200	5,319,720
Arch Capital Group Ltd.[2]	98,200	6,512,624
Argo Group International Holdings Ltd.[2]	44,147	1,481,573
Aspen Insurance Holdings Ltd.	741,500	17,551,305
Assurant, Inc.	209,200	13,798,832
Assured Guaranty Ltd.	107,500	1,933,925
Axis Capital Holdings Ltd.	264,800	7,893,688
Berkley (W.R.) Corp.	308,700	7,458,192
Brown & Brown, Inc.	189,400	3,293,666
Cincinnati Financial Corp.	188,900	4,798,060
CNA Financial Corp.[1]	220,400	5,543,060
CNA Surety Corp.[1,2]	149,500	1,889,680
Conseco, Inc.[2]	695,300	6,897,376
Darwin Professional Underwriters, Inc.[1,2]	45,400	1,398,320
Delphi Financial Group, Inc., Cl. A1	272,975	6,316,642
Donegal Group, Inc., Cl. A	6,600	104,742
eHealth, Inc.[1,2]	49,200	868,872
F8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Insurance Continued
EMC Insurance Group, Inc.[1]	1,700	$40,936
Employers Holdings, Inc.[1]	121,900	2,523,330
Endurance Specialty Holdings Ltd.[1]	302,800	9,323,212
Erie Indemnity Co., Cl. A	17,400	803,010
FBL Financial Group, Inc., Cl. A	169,900	3,377,612
Fidelity National Title Group, Inc., Cl. A1	421,200	5,307,120
First American Corp.[1]	74,000	1,953,600
FPIC Insurance Group, Inc.[1,2]	87,340	3,958,249
Genworth Financial, Inc., Cl. A	529,200	9,425,052
Hallmark Financial Services, Inc.[2]	49,000	473,830
Hanover Insurance Group, Inc.	92,100	3,914,250
Harleysville Group, Inc.[1]	166,700	5,639,461
HCC Insurance Holdings, Inc.	223,600	4,726,904
Hilb, Rogal & Hamilton Co.	22,500	977,850
Horace Mann Educators Corp.	18,570	260,351
Infinity Property & Casualty Corp.[1]	108,700	4,513,224
IPC Holdings Ltd.	492,200	13,067,910
Markel Corp.[2]	200	73,400
Max Capital Group Ltd.[1]	575,520	12,275,842
Montpelier Re Holdings Ltd.[1]	44,100	650,475
National Financial Partners Corp.	160,700	3,185,074
National Interstate Corp.[1]	59,400	1,091,772
National Western Life Insurance Co., Cl. A1	3,350	731,975
Nationwide Financial Services, Inc., Cl. A1	83,000	3,984,830
Navigators Group, Inc. (The)[1,2]	124,500	6,729,225
Odyssey Re Holdings Corp.[1]	154,800	5,495,400
OneBeacon Insurance Group Ltd.[1]	47,500	834,575
Partnerre Holdings Ltd.	100,000	6,913,000
Philadelphia Consolidated Holding Co.[2]	194,400	6,603,768
Phoenix Cos., Inc. (The)[1]	359,300	2,734,273
Platinum Underwriters Holdings Ltd.	535,400	17,459,394
Presidential Life Corp.[1]	14,300	220,506
ProAssurance Corp.[1,2]	277,900	13,369,769
ProCentury Corp.	73,300	1,161,072
Protective Life Corp.	161,100	6,129,855
Reinsurance Group of America, Inc.	44,800	1,949,696
RenaissanceRe Holdings Ltd.	115,900	5,177,253
RLI Corp.[1]	137,020	6,778,379
Safeco Corp.	187,000	12,558,920
Safety Insurance Group, Inc.[1]	43,100	1,536,515
Seabright Insurance Holdings, Inc.[1,2]	116,900	1,692,712
Selective Insurance Group, Inc.[1]	314,000	5,890,640
StanCorp Financial Group, Inc.	143,400	6,734,064
State Auto Financial Corp.	43,600	1,043,348
Torchmark Corp.	23,100	1,354,815
F9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Insurance Continued
Transatlantic Holdings, Inc.	40,400	$2,281,388
United America Indemnity Ltd., Cl. A1,2	192,857	2,578,498
Unitrin, Inc.	58,700	1,618,359
UnumProvident Corp.	443,300	9,065,485
Wesco Financial Corp.[1]	800	305,600
White Mountains Insurance Group Ltd.	4,500	1,930,500
Zenith National Insurance Corp.	52,900	1,859,964

		344,411,321

Real Estate Investment Trusts—2.3%
Acadia Realty Trust[1]	14,600	337,990
Agree Realty Corp.[1]	54,800	1,208,340
Alexander’s, Inc.[1,2]	1,760	546,656
Alexandria Real Estate Equities, Inc.[1]	39,100	3,805,994
Arbor Realty Trust, Inc.[1]	42,300	379,431
Ashford Hospitality Trust[1]	288,300	1,331,946
Associated Estates Realty Corp.[1]	33,900	363,069
BioMed Realty Trust, Inc.[1]	8,500	208,505
Brandywine Realty Trust[1]	112,592	1,774,450
Capital Trust, Cl. A1	7,800	149,838
CBL & Associates Properties, Inc.[1]	113,800	2,599,192
Cedar Shopping Centers, Inc.	58,900	690,308
Corporate Office Properties Trust[1]	48,700	1,671,871
DCT Industrial Trust, Inc.	1,800	14,904
DiamondRock Hospitality Co.	259,200	2,822,688
Digital Realty Trust, Inc.[1]	173,400	7,093,794
EastGroup Properties, Inc.[1]	56,700	2,432,430
Entertainment Properties Trust[1]	67,500	3,337,200
Equity Lifestyle Properties, Inc.	48,400	2,129,600
Equity One, Inc.[1]	87,000	1,787,850
Extra Space Storage, Inc.[1]	71,800	1,102,848
FelCor Lodging Trust, Inc.[1]	273,300	2,869,650
First Industrial Realty Trust, Inc.[1]	206,000	5,658,820
Glimcher Realty Trust[1]	28,700	320,866
Gramercy Capital Corp.[1]	34,600	401,014
Hersha Hospitality Trust	61,300	462,815
Highwoods Properties, Inc.	134,500	4,225,990
Home Properties of New York, Inc.[1]	79,400	3,815,964
Inland Real Estate Corp.[1]	265,900	3,834,278
Kite Realty Group Trust[1]	57,200	715,000
LaSalle Hotel Properties[1]	68,600	1,723,918
Lexington Realty Trust[1]	140,400	1,913,652
LTC Properties, Inc.[1]	79,900	2,042,244
Medical Properties Trust, Inc.[1]	73,800	746,856
Mid-America Apartment Communities, Inc.[1]	61,200	3,123,647
National Health Investors, Inc.[1]	33,900	966,489
National Retail Properties, Inc.[1]	172,800	3,611,520
Nationwide Health Properties, Inc.[1]	337,900	10,640,471
F10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Real Estate Investment Trusts Continued
Omega Healthcare Investors, Inc.[1]	198,500	$3,305,025
Parkway Properties, Inc.[1]	52,900	1,784,317
Pennsylvania Real Estate Investment Trust[1]	140,100	3,241,914
PS Business Parks, Inc.	38,900	2,007,240
Ramco-Gershenson Properties Trust	44,500	914,030
Realty Income Corp.[1]	245,700	5,592,131
Saul Centers, Inc.[1]	25,800	1,212,342
Senior Housing Properties Trust[1]	286,100	5,587,533
Sovran Self Storage, Inc.[1]	33,800	1,404,728
Strategic Hotels & Resorts, Inc.[1]	152,500	1,428,925
Sunstone Hotel Investors, Inc.	140,300	2,328,980
Tanger Factory Outlet Centers, Inc.[1]	139,100	4,997,863
Taubman Centers, Inc.[1]	63,800	3,103,870
Washington Real Estate Investment Trust[1]	101,200	3,041,060

		122,812,056

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc.[1]	39,900	2,401,581
Tejon Ranch Co.[1,2]	11,100	400,266

		2,801,847

Thrifts & Mortgage Finance—0.4%
Anchor BanCorp Wisconsin, Inc.[1]	35,500	248,855
Bank Mutual Corp.[1]	150,800	1,514,032
BankFinancial Corp.[1]	3,800	49,438
Brookline Bancorp, Inc.[1]	122,500	1,169,875
Dime Community Bancshares, Inc.[1]	202,900	3,349,879
Encore Bancshares, Inc.[1,2]	52,600	823,190
Federal Agricultural Mortgage Corp., Non-Vtg.[1]	37,400	926,772
First Place Financial Corp.[1]	18,900	177,660
Flushing Financial Corp.[1]	124,100	2,351,695
Hudson City Bancorp, Inc.	577,000	9,624,360
OceanFirst Financial Corp.[1]	10,300	185,915
Provident Financial Services, Inc.[1]	56,700	794,367
Provident New York Bancorp[1]	180,100	1,991,906
TierOne Corp.	49,200	225,828
WSFS Financial Corp.[1]	20,700	923,220

		24,356,992

Health Care—6.8%
Biotechnology—0.7%
Allos Therapeutics, Inc.[2]	36,000	248,760
Alnylam Pharmaceuticals, Inc.[1,2]	207,300	5,541,129
BioMarin Pharmaceutical, Inc.[1,2]	54,000	1,564,920
Cubist Pharmaceuticals, Inc.[2]	327,700	5,852,722
Emergent Biosolutions, Inc.[1,2]	131,200	1,302,816
Enzon Pharmaceuticals, Inc.[1,2]	357,300	2,543,976
Martek Biosciences Corp.[1,2]	464,600	15,661,666
Momenta Pharmaceuticals, Inc.[2]	49,700	611,310
Myriad Genetics, Inc.[1,2]	14,500	660,040
Rigel Pharmaceuticals, Inc.[1,2]	21,600	489,456
F11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Biotechnology Continued
RXi Pharmaceuticals Corp.[1,2]	23,700	$189,600
Savient Pharmaceuticals, Inc.[1,2]	80,400	2,034,120
United Therapeutics Corp.[2]	14,600	1,427,150

		38,127,665

Health Care Equipment & Supplies—1.4%
Abaxis, Inc.[1,2]	75,600	1,824,228
American Medical Systems Holdings, Inc.[1,2]	64,200	959,790
Analogic Corp.	197,000	12,424,790
ConMed Corp.[1,2]	223,800	5,941,890
CryoLife, Inc.[1,2]	145,100	1,659,944
Cyberonics, Inc.[2]	65,200	1,414,840
Datascope Corp.[1]	84,711	3,981,417
Edwards Lifesciences Corp.[1,2]	66,300	4,113,252
Exactech, Inc.[2]	21,700	557,907
Hill-Rom Holdings, Inc.[1]	248,900	6,715,322
IRIS International, Inc.[1,2]	22,800	356,820
Kensey Nash Corp.[2]	95,500	3,060,775
Meridian Bioscience, Inc.[1]	126,726	3,411,464
Merit Medical Systems, Inc.[2]	157,200	2,310,840
Natus Medical, Inc.[1,2]	25,500	533,970
Neogen Corp.[2]	13,000	297,570
NuVasive, Inc.[1,2]	14,500	647,570
Quidel Corp.[1,2]	220,200	3,637,704
Sirona Dental Systems, Inc.[1,2]	70,400	1,824,768
Somanetics Corp.[1,2]	28,000	593,600
SonoSite, Inc.[1,2]	37,300	1,044,773
Steris Corp.[1]	435,100	12,513,476
Vital Signs, Inc.[1]	8,550	485,469
VNUS Medical Technologies, Inc.[1,2]	19,900	398,199
Zoll Medical Corp.[2]	163,800	5,515,146

		76,225,524

Health Care Providers & Services—2.6%
Air Methods Corp.[1,2]	2,699	67,475
Alliance Imaging, Inc.[2]	219,600	1,903,932
Amedisys, Inc.[1,2]	118,400	5,969,728
AMERIGROUP Corp.[1,2]	326,900	6,799,520
AMN Healthcare Services, Inc.[1,2]	84,400	1,428,048
AmSurg Corp.[1,2]	70,700	1,721,545
Apria Healthcare Group, Inc.[1,2]	284,300	5,512,577
Centene Corp.[1,2]	514,860	8,644,499
Chemed Corp.[1]	96,800	3,543,848
Chindex International, Inc.[2]	69,100	1,013,697
CorVel Corp.[2]	34,130	1,155,983
Cross Country Healthcare, Inc.[1,2]	38,000	547,580
Emergency Medical Services LP, Cl. A1,2	60,200	1,362,326
Gentiva Health Services, Inc.[1,2]	24,388	464,591
Hanger Orthopedic Group, Inc.[1,2]	149,200	2,460,308
Health Net, Inc.[2]	165,950	3,992,757
HealthExtras, Inc.[1,2]	33,200	1,000,648
Healthspring, Inc.[1,2]	752,500	12,702,200
HMS Holdings Corp.[1,2]	9,100	195,377
Kindred Healthcare, Inc.[1,2]	146,700	4,219,092
Landauer, Inc.[1]	69,800	3,925,552
LifePoint Hospitals, Inc.[1,2]	503,600	14,251,880
Lincare Holdings, Inc.[2]	575,200	16,335,680
Magellan Health Services, Inc.[2]	26,100	966,483
F12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Health Care Providers & Services Continued
Molina Healthcare, Inc.[1,2]	212,900	$5,181,986
Odyssey Healthcare, Inc.[1,2]	44,400	432,456
Owens & Minor, Inc.[1]	418,400	19,116,696
PharMerica Corp.[1,2]	143,900	3,250,701
Providence Service Corp.[1,2]	40,200	848,622
Psychiatric Solutions, Inc.[1,2]	18,000	681,120
RehabCare Group, Inc.[1,2]	161,400	2,587,242
Res-Care, Inc.[1,2]	94,000	1,671,320
Sun Healthcare Group, Inc.[1,2]	77,200	1,033,708
Universal American Corp.[1,2]	118,600	1,212,092
WellCare Health Plans, Inc.[2]	44,420	1,605,783

		137,807,052

Health Care Technology—0.1%
Eclipsys Corp.[1,2]	46,897	861,029
HLTH Corp.[2]	153,000	1,731,960
Phase Forward, Inc.[1,2]	164,200	2,950,674
Trizetto Group, Inc.[2]	38,600	825,268

		6,368,931

Life Sciences Tools & Services—1.0%
Albany Molecular Research, Inc.[1,2]	151,200	2,006,424
Dionex Corp.[1,2]	103,030	6,838,101
Enzo Biochem, Inc.[2]	25,600	287,232
eResearch Technology, Inc.[1,2]	390,200	6,805,088
Illumina, Inc.[1,2]	46,700	4,068,037
Invitrogen Corp.[2]	77,500	3,042,650
Luminex Corp.[1,2]	241,200	4,956,660
Parexel International Corp.[1,2]	346,900	9,126,939
PerkinElmer, Inc.	74,100	2,063,685
Pharmaceutical Product Development, Inc.	52,900	2,269,410
Varian, Inc.[2]	240,100	12,259,506

		53,723,732

Pharmaceuticals—1.0%
Adolor Corp.[1,2]	262,400	1,437,952
Alpharma, Inc., Cl. A1,2	251,700	5,670,801
Auxilium Pharmaceuticals, Inc.[1,2]	68,300	2,296,246
Bentley Pharmaceuticals, Inc.[1,2]	19,500	314,925
Durect Corp.[2]	53,700	197,079
Endo Pharmaceuticals Holdings, Inc.[2]	281,900	6,819,161
Forest Laboratories, Inc.[2]	85,980	2,986,945
King Pharmaceuticals, Inc.[2]	1,260,000	13,192,200
MiddleBrook Pharmaceuticals, Inc.[1,2]	123,400	417,092
Pain Therapeutics, Inc.[1,2]	91,400	722,060
Par Pharmaceutical Cos., Inc.[1,2]	82,100	1,332,483
Pozen, Inc.[1,2]	55,600	604,928
Sepracor, Inc.[2]	83,500	1,663,320
Valeant Pharmaceuticals International, Inc.[1,2]	227,906	3,899,472
Vivus, Inc.[1,2]	50,100	334,668
Warner Chilcott Ltd., Cl. A1,2	143,900	2,439,105
Watson Pharmaceuticals, Inc.[2]	228,400	6,205,628
Xenoport, Inc.[1,2]	80,800	3,153,624

		53,687,689
F13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Industrials—20.8%
Aerospace & Defense—1.7%
Aeroviroment, Inc.[1,2]	34,900	$948,582
Argon ST, Inc.[1,2]	39,500	979,600
Astronics Corp., Cl. B1,2	7,700	116,270
BE Aerospace, Inc.[2]	150,700	3,509,803
Ceradyne, Inc.[1,2]	151,650	5,201,595
Cubic Corp.[1]	268,700	5,986,636
Curtiss-Wright Corp.[1]	66,300	2,966,262
DRS Technologies, Inc.	288,870	22,739,846
Ducommun, Inc.[1,2]	79,400	1,823,024
DynCorp International, Inc., Cl. A2	380,800	5,769,120
Esterline Technologies Corp.[2]	296,300	14,595,738
HEICO Corp.[1]	105,800	3,442,732
Stanley, Inc.[1,2]	124,800	4,183,296
Teledyne Technologies, Inc.[2]	162,500	7,928,375
TransDigm Group, Inc.[1,2]	71,500	2,401,685
Triumph Group, Inc.[1]	244,500	11,515,950

		94,108,514

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc.[2]	76,664	76,664
Atlas Air Worldwide Holdings, Inc.[1,2]	163,613	8,092,299
Hub Group, Inc., Cl. A2	292,590	9,986,097
Pacer International, Inc.	359,200	7,726,392

		25,881,452

Airlines—0.2%
Allegiant Travel Co.[1,2]	6,200	115,258
Hawaiian Holdings, Inc.[1,2]	505,500	3,513,225
Republic Airways Holdings, Inc.[1,2]	253,300	2,193,578
SkyWest, Inc.	421,270	5,329,066

		11,151,127

Building Products—0.7%
Aaon, Inc.	63,350	1,220,121
American Woodmark Corp.[1]	17,400	367,662
Ameron International Corp.[1]	60,600	7,270,788
Apogee Enterprises, Inc.[1]	166,800	2,695,488
Gibraltar Industries, Inc.	36,400	581,308
Insteel Industries, Inc.[1]	97,300	1,781,563
Lennox International, Inc.	404,500	11,714,320
NCI Building Systems, Inc.[1,2]	201,300	7,393,749
Quanex Building Products Corp.[1]	359,573	5,343,255
Universal Forest Products, Inc.[1]	24,200	725,032

		39,093,286

Commercial Services & Supplies—5.2%
ABM Industries, Inc.[1]	144,100	3,206,225
Administaff, Inc.[1]	303,300	8,459,037
Advisory Board Co. (The)[2]	8,600	338,238
American Ecology Corp.[1]	169,500	5,005,335
American Reprographics Co.[1,2]	66,100	1,100,565
AMREP Corp.	7,000	333,130
Bowne & Co., Inc.[1]	248,900	3,173,475
Brink’s Co. (The)	85,900	5,619,578
CBIZ, Inc.[1,2]	460,100	3,657,795
CDI Corp.[1]	141,300	3,594,672
ChoicePoint, Inc.[2]	258,200	12,445,240
Clean Harbors, Inc.[1,2]	182,000	12,932,920
Comfort Systems USA, Inc.[1]	484,500	6,511,680
COMSYS IT Partners, Inc.[2]	58,900	537,168
Consolidated Graphics, Inc.[2]	127,300	6,272,071
F14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Commercial Services & Supplies Continued
Copart, Inc.[1,2]	10,600	$453,892
Cornell Corrections, Inc.[1,2]	144,100	3,474,251
CRA International, Inc.[1,2]	33,300	1,203,795
Deluxe Corp.	624,500	11,128,590
Ennis, Inc.[1]	123,900	1,939,035
Exponent, Inc.[1,2]	190,100	5,971,041
First Advantage Corp., Cl. A1,2	34,700	549,995
FTI Consulting, Inc.[2]	17,593	1,204,417
G&K Services, Inc., Cl. A	53,300	1,623,518
GeoEye, Inc.[1,2]	3,400	60,214
Hill International, Inc.[1,2]	165,800	2,725,752
HNI Corp.[1]	96,100	1,697,126
Hudson Highland Group, Inc.[2]	147,300	1,542,231
ICF International, Inc.[1,2]	136,200	2,263,644
Ikon Office Solutions, Inc.	517,553	5,837,998
Interface, Inc., Cl. A1	558,100	6,992,993
Kelly Services, Inc., Cl. A1	115,301	2,228,768
Kimball International, Inc., Cl. B1	120,330	996,332
Knoll, Inc.[1]	331,100	4,022,865
Korn-Ferry International[1,2]	488,100	7,677,813
Manpower, Inc.	124,380	7,243,891
McGrath Rentcorp[1]	33,300	818,847
Metalico, Inc.[1,2]	232,000	4,064,640
Miller (Herman), Inc.[1]	663,260	16,508,541
Mine Safety Appliances Co.[1]	181,500	7,258,185
MPS Group, Inc.[1,2]	936,400	9,953,932
Navigant Consulting, Inc.[1,2]	323,300	6,323,748
R.R. Donnelley & Sons Co.	273,500	8,120,215
Resources Connection, Inc.[1]	225,000	4,578,750
Robert Half International, Inc.	321,500	7,706,355
Rollins, Inc.	363,850	5,392,257
Schawk, Inc.[1]	59,500	713,405
School Specialty, Inc.[1,2]	109,500	3,255,435
Spherion Corp.[2]	234,100	1,081,542
Standard Parking Corp.[1,2]	28,700	522,340
Standard Register Co. (The)[1]	81,700	770,431
Steelcase, Inc., Cl. A	676,000	6,780,280
Sykes Enterprises, Inc.[1,2]	309,400	5,835,284
Team, Inc.[1,2]	103,300	3,545,256
TeleTech Holdings, Inc.[1,2]	323,107	6,449,216
Tetra Tech, Inc.[1,2]	46,367	1,048,822
TrueBlue, Inc.[2]	533,700	7,050,177
United Stationers, Inc.[1,2]	260,427	9,622,778
Viad Corp.[1]	289,200	7,458,468
Volt Information Sciences, Inc.[1,2]	5,300	63,123
Waste Connections, Inc.[1,2]	122,635	3,915,736
Watson Wyatt & Co. Holdings	138,800	7,341,132

		280,204,185

Construction & Engineering—1.2%
Aecom Technology Corp.[2]	200,700	6,528,771
Baker (Michael) Corp.[2]	57,600	1,260,288
Dycom Industries, Inc.[1,2]	174,500	2,533,740
EMCOR Group, Inc.[1,2]	581,500	16,590,195
F15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value
Construction & Engineering Continued
Furmanite Corp.[1,2]	24,800	$197,904
Granite Construction, Inc.[1]	136,500	4,303,845
Insituform Technologies, Inc., Cl. A1,2	129,900	1,978,377
Integrated Electrical Services, Inc.[1,2]	66,900	1,150,680
KBR, Inc.	232,100	8,102,611
Layne Christensen Co.[1,2]	98,730	4,323,387
MasTec, Inc.[1,2]	296,400	3,159,624
Northwest Pipe Co.[1,2]	62,000	3,459,600
Perini Corp.[2]	221,200	7,310,660
Pike Electric Corp.[1,2]	76,100	1,264,021

		62,163,703

Electrical Equipment—2.6%
Acuity Brands, Inc.[1]	395,300	19,006,024
AZZ, Inc.[1,2]	104,600	4,173,540
Belden, Inc.[1]	400,720	13,576,394
Brady Corp., Cl. A1	160,000	5,524,800
Day4 Energy, Inc.[2]	522,900	2,158,879
Encore Wire Corp.[1]	160,200	3,394,638
GrafTech International Ltd.[2]	898,900	24,117,487
II-VI, Inc.[1,2]	94,500	3,299,940
LSI Industries, Inc.[1]	68,300	554,596
Powell Industries, Inc.[2]	99,300	5,005,713
Regal-Beloit Corp.[1]	308,560	13,036,660
Smith (A.O.) Corp.[1]	198,330	6,511,174
Superior Essex, Inc.[2]	109,800	4,900,374
Thomas & Betts Corp.[2]	262,400	9,931,840
Valence Technology, Inc.[1,2]	218,100	966,183
Vicor Corp.[1]	76,563	764,099
Woodward Governor Co.	599,802	21,388,939

		138,311,280

Industrial Conglomerates—0.2%
Otter Tail Corp.[1]	32,900	1,277,507
Raven Industries, Inc.[1]	68,700	2,251,986
Walter Industries, Inc.	86,100	9,365,097

		12,894,590

Machinery—5.5%
Actuant Corp., Cl. A1	493,900	15,483,765
Altra Holdings, Inc.[1,2]	98,800	1,660,828
Ampco-Pittsburgh Corp.[1]	113,500	5,048,480
Astec Industries, Inc.[1,2]	229,850	7,387,379
Axsys Technologies, Inc.[2]	87,500	4,553,500
Badger Meter, Inc.[1]	155,600	7,862,468
Barnes Group, Inc.[1]	523,600	12,089,924
Blount International, Inc.[1,2]	353,100	4,099,491
Cascade Corp.[1]	34,700	1,468,504
Chart Industries, Inc.[2]	259,888	12,640,952
CIRCOR International, Inc.[1]	163,300	8,000,067
Colfax Corp.[2]	126,610	3,176,645
Columbus McKinnon Corp.[1,2]	201,900	4,861,752
Commercial Vehicle Group, Inc.[1,2]	22,400	209,440
Crane Co.	95,500	3,679,615
Cummins, Inc.	180,900	11,852,568
Dover Corp.	32,200	1,557,514
EnPro Industries, Inc.[1,2]	247,280	9,233,435
ESCO Technologies, Inc.[1,2]	47,100	2,209,932
Federal Signal Corp.[1]	173,900	2,086,800
Gardner Denver, Inc.[2]	416,660	23,666,288
Gorman-Rupp Co. (The)[1]	137,513	5,478,518
Hurco Cos., Inc.[1,2]	39,600	1,223,244
IDEX Corp.	176,900	6,516,996
Ingersoll-Rand Co. Ltd., Cl. A	296,400	11,094,252
F16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Machinery Continued
Joy Global, Inc.	14,600	$1,107,118
Kadant, Inc.[1,2]	172,800	3,905,280
Kaydon Corp.[1]	41,600	2,138,656
L.B. Foster Co., Cl. A1,2	32,679	1,084,943
Lincoln Electric Holdings, Inc.	58,300	4,588,210
Lindsay Manufacturing Co.[1]	42,000	3,568,740
Lydall, Inc.[2]	26,900	337,595
McCoy Corp.[3]	315,600	1,432,998
Mueller Industries, Inc.[1]	429,600	13,833,120
Navistar International Corp.[2]	29,900	1,968,018
Nordson Corp.[1]	163,300	11,902,937
Oshkosh Corp.[1]	70,800	1,464,852
Pentair, Inc.	128,600	4,503,572
RBC Bearings, Inc.[1,2]	70,000	2,332,400
Robbins & Myers, Inc.[1]	337,280	16,820,154
Sun Hydraulics Corp.[1]	139,100	4,488,757
Tecumseh Products Co., Cl. A1,2	207,400	6,798,572
Tennant Co.[1]	88,308	2,655,422
Timken Co.	161,600	5,323,104
Titan International, Inc.[1]	91,000	3,241,420
Toro Co. (The)[1]	345,060	11,480,146
Twin Disc, Inc.[1]	3,500	73,255
Wabtec Corp.	353,800	17,201,756
Watts Water Technologies, Inc., Cl. A1	141,200	3,515,880

		292,909,262

Marine—0.5%
Alexander & Baldwin, Inc.	166,400	7,579,520
American Commercial Lines, Inc.[1,2]	212,300	2,320,439
Excel Maritime Carriers Ltd.[1]	180,900	7,100,325
Kirby Corp.[2]	14,500	696,000
Safe Bulkers, Inc.[2]	323,300	6,090,972
Star Bulk Carriers Corp.[1]	290,300	3,422,637

		27,209,893

Road & Rail—1.1%
Amerco[2]	8,200	390,976
Arkansas Best Corp.[1]	331,700	12,153,488
Avis Budget Group, Inc.[2]	602,900	5,046,273
Celadon Group, Inc.[1,2]	7,100	70,929
Genesee & Wyoming, Inc., Cl. A1,2	138,500	4,711,770
Heartland Express, Inc.	131,300	1,957,683
Hertz Global Holdings, Inc.[2]	409,600	3,932,160
Marten Transport Ltd.[2]	51,300	819,261
Old Dominion Freight Line, Inc.[2]	93,200	2,797,864
Ryder Systems, Inc.	137,300	9,457,224
Werner Enterprises, Inc.[1]	496,200	9,219,396
YRC Worldwide, Inc.[1,2]	524,100	7,793,367

		58,350,391

Trading Companies & Distributors—1.3%
Applied Industrial Technologies, Inc.[1]	512,000	12,375,040
Beacon Roofing Supply, Inc.[1,2]	50,100	531,561
GATX Corp.	312,400	13,848,692
Houston Wire & Cable Co.[1]	129,400	2,575,060
Kaman Corp.	9,900	225,324
MSC Industrial Direct Co., Inc., Cl. A	31,200	1,376,232
Rush Enterprises, Inc., Cl. A1,2	134,900	1,620,149
F17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Trading Companies & Distributors Continued
Textainer Group Holdings Ltd.[1]	20,900	$408,177
United Rentals, Inc.[2]	779,400	15,284,034
Watsco, Inc.[1]	72,600	3,034,680
WESCO International, Inc.[2]	440,700	17,645,628

		68,924,577

Transportation Infrastructure—0.1%
CAI International, Inc.[2]	179,400	3,121,560

Information Technology—21.5%

Communications Equipment—2.5%
Acme Packet, Inc.[2]	74,800	580,448
ADTRAN, Inc.[1]	382,200	9,111,648
Avocent Corp.[2]	356,020	6,621,972
Bel Fuse, Inc., Cl. A1	36,200	1,013,600
Black Box Corp.[1]	60,970	1,657,774
Brocade Communications Systems, Inc.[2]	1,445,400	11,910,096
Comtech Telecommunications Corp.[2]	302,400	14,817,600
EchoStar Holding Corp.[1,2]	94,800	2,959,656
EMS Technologies, Inc.[2]	144,500	3,155,880
Emulex Corp.[2]	897,700	10,458,205
Extreme Networks, Inc.[1,2]	759,400	2,156,696
Foundry Networks, Inc.[1,2]	680,900	8,048,238
Harmonic, Inc.[1,2]	82,800	787,428
Harris Corp.	124,200	6,270,858
Ixia[1,2]	232,319	1,614,617
JDS Uniphase Corp.[2]	295,500	3,356,880
ParkerVision, Inc.[1,2]	22,100	219,453
Performance Technologies, Inc.[2]	20,200	102,212
Plantronics, Inc.[1]	685,400	15,298,128
Polycom, Inc.[2]	318,700	7,763,532
Powerwave Technologies, Inc.[1,2]	443,100	1,883,175
SeaChange International, Inc.[1,2]	74,000	529,840
ShoreTel, Inc.[1,2]	84,300	372,606
Sycamore Networks, Inc.[2]	125,100	402,822
Tekelec, Inc.[1,2]	609,600	8,967,216
Tellabs, Inc.[2]	1,564,500	7,274,925
UTStarcom, Inc.[1,2]	441,400	2,414,458
ViaSat, Inc.[1,2]	128,200	2,590,922

		132,340,885

Computers & Peripherals—1.7%
3PAR, Inc.[1,2]	70,000	548,800
Adaptec, Inc.[1,2]	120,500	385,600
Electronics for Imaging, Inc.[1,2]	211,200	3,083,520
Hypercom Corp.[1,2]	11,700	51,480
Imation Corp.[1]	184,400	4,226,448
Lexmark International, Inc., Cl. A2	273,700	9,149,791
NCR Corp.[2]	426,100	10,737,720
Netezza Corp.[2]	125,575	1,441,601
QLogic Corp.[2]	992,300	14,477,657
SanDisk Corp.[2]	57,500	1,075,250
Seagate Technology	563,900	10,787,407
STEC, Inc.[1,2]	412,700	4,238,429
Stratasys, Inc.[2]	45,300	836,238
Synaptics, Inc.[1,2]	327,400	12,352,802
Western Digital Corp.[2]	492,800	17,016,384
Xyratex Ltd.[2]	87,300	1,453,545

		91,862,672

Electronic Equipment & Instruments—3.6%
Acacia Research Corp.[1,2]	100,400	449,792
Amphenol Corp., Cl. A	153,000	6,866,640
F18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Electronic Equipment & Instruments Continued
Arrow Electronics, Inc.[2]	302,300	$9,286,656
Avnet, Inc.[2]	252,100	6,877,288
AVX Corp.[1]	193,393	2,187,275
Benchmark Electronics, Inc.[2]	606,840	9,915,766
Checkpoint Systems, Inc.[1,2]	301,600	6,297,408
Cogent, Inc.[1,2]	119,100	1,354,167
Cognex Corp.[1]	324,300	7,475,115
Coherent, Inc.[1,2]	58,000	1,733,620
CPI International, Inc.[1,2]	500	6,150
CTS Corp.[1]	311,400	3,129,570
DTS, Inc.[1,2]	126,000	3,946,320
Electro Scientific Industries, Inc.[2]	117,800	1,669,226
Excel Technology, Inc.[2]	21,500	479,880
FARO Technologies, Inc.[2]	12,900	324,693
FLIR Systems, Inc.[1,2]	154,800	6,280,236
Gerber Scientific, Inc.[1,2]	6,700	76,246
Ingram Micro, Inc., Cl. A2	87,100	1,546,025
Insight Enterprises, Inc.[1,2]	240,700	2,823,411
IPG Photonics Corp.[1,2]	90,100	1,694,781
Littlefuse, Inc.[1,2]	117,837	3,717,757
Measurement Specialties, Inc.[1,2]	6,800	119,612
Methode Electronics, Inc.	218,390	2,282,176
Molex, Inc.[1]	257,200	6,278,252
MTS Systems Corp.[1]	87,900	3,153,852
Multi-Fineline Electronix, Inc.[1,2]	211,297	5,846,588
NAM TAI Electronics, Inc.[1]	94,200	1,232,136
National Instruments Corp.	299,100	8,485,467
Newport Corp.[2]	41,000	466,990
OSI Systems, Inc.[2]	67,000	1,435,140
Park Electrochemical Corp.	106,000	2,576,860
PC Connection, Inc.[2]	44,083	410,413
Plexus Corp.[1,2]	563,300	15,592,144
Rofin-Sinar Technologies, Inc.[1,2]	460,100	13,895,020
Rogers Corp.[2]	106,200	3,992,058
Sanmina-SCI Corp.[2]	1,006,500	1,288,320
ScanSource, Inc.[1,2]	88,800	2,376,288
SYNNEX Corp.[2]	257,400	6,458,166
Tech Data Corp.[2]	358,900	12,163,121
Technitrol, Inc.[1]	340,920	5,792,231
Trimble Navigation Ltd.[1,2]	193,300	6,900,810
TTM Technologies, Inc.[1,2]	495,000	6,538,950
Vishay Intertechnology, Inc.[2]	898,100	7,966,147

		193,388,763

Internet Software & Services—1.5%
AsiaInfo Holdings, Inc.[1,2]	380,000	4,491,600
Bankrate, Inc.[1,2]	56,900	2,223,083
CMGI, Inc.[1,2]	207,344	2,197,846
Digital River, Inc.[1,2]	82,800	3,194,424
Equinix, Inc.[1,2]	29,000	2,587,380
Greenfield Online, Inc.[2]	167,200	2,494,624
Imergent, Inc.[1]	78,400	928,256
Interwoven, Inc.[1,2]	282,500	3,392,825
j2 Global Communications, Inc.[1,2]	631,768	14,530,664
Marchex, Inc., Cl. B1	67,200	827,904
National Information Consortium, Inc.	231,400	1,580,462
F19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Internet Software & Services Continued
NaviSite, Inc.[1,2]	72,500	$275,500
Open Text Corp.[1,2]	384,000	12,326,400
RealNetworks, Inc.[1,2]	195,400	1,289,640
S1 Corp.[2]	554,700	4,199,079
Sohu.com, Inc.[2]	104,000	7,325,760
SonicWALL, Inc.[2]	271,700	1,752,465
SoundBite Communications, Inc.[2]	110,000	380,600
TheStreet.com, Inc.[1]	126,600	824,166
United Online, Inc.[1]	810,250	8,126,808
ValueClick, Inc.[1,2]	56,798	860,490
Vignette Corp.[1,2]	119,800	1,437,600
Vocus, Inc.[1,2]	66,100	2,126,437
Zix Corp.[1,2]	77,600	215,728

		79,589,741

IT Services—2.5%
Acxiom Corp.[1]	413,300	4,748,817
Affiliated Computer Services, Inc., Cl. A2	144,600	7,734,654
Broadridge Financial Solutions, Inc.	201,400	4,239,470
CACI International, Inc., Cl. A2	210,140	9,618,108
CIBER, Inc.[1,2]	470,200	2,919,942
Computer Sciences Corp.[2]	151,760	7,108,438
Convergys Corp.[2]	988,800	14,693,568
CSG Systems International, Inc.[2]	274,900	3,029,398
CyberSource Corp.[1,2]	538,544	9,009,841
Electronic Data Systems Corp.	86,300	2,126,432
Forrester Research, Inc.[2]	80,500	2,485,840
Gartner, Inc.[1,2]	442,600	9,170,672
Global Cash Access, Inc.[1,2]	119,100	817,026
Heartland Payment Systems, Inc.[1]	191,400	4,517,040
Hewitt Associates, Inc.[2]	300,700	11,525,831
infoGROUP, Inc.	10,100	44,339
Integral Systems, Inc.[1]	57,559	2,227,533
ManTech International Corp.[1,2]	326,200	15,696,744
Maximus, Inc.[1]	162,080	5,643,626
Metavante Technologies, Inc.	12,900	291,798
NCI, Inc., Cl. A1,2	65,000	1,487,200
Ness Technologies, Inc.[1,2]	1,400	14,168
Perot Systems Corp., Cl. A1,2	324,200	4,866,242
RightNow Technologies, Inc.[1,2]	126,800	1,733,356
SAIC, Inc.[2]	49,600	1,032,176
Sapient Corp.[1,2]	878,500	5,639,970
Syntel, Inc.[1]	44,700	1,507,284
TNS, Inc.[1,2]	2,600	62,296
Wright Express Corp.[2]	65,400	1,621,920

		135,613,729

Office Electronics—0.1%
Zebra Technologies Corp., Cl. A2	174,600	5,698,944

Semiconductors & Semiconductor Equipment—5.0%
Actel Corp.[2]	234,100	3,944,585
Advanced Energy Industries, Inc.[1,2]	236,900	3,245,530
Altera Corp.	385,500	7,979,850
Amkor Technology, Inc.[1,2]	1,498,610	15,600,530
Analog Devices, Inc.	215,800	6,855,966
Atmel Corp.[2]	2,622,600	9,126,648
ATMI, Inc.[1,2]	214,200	5,980,464
Brooks Automation, Inc.[1,2]	330,900	2,736,543
Cabot Microelectronics Corp.[1,2]	326,200	10,813,530
Cirrus Logic, Inc.[1,2]	100,800	560,448
F20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Cohu, Inc.[1]	117,700	$1,727,836
Entegris, Inc.[2]	1,198,260	7,848,603
Fairchild Semiconductor International, Inc., Cl. A2	1,097,718	12,876,232
FEI Co.[1,2]	285,400	6,501,412
Integrated Device Technology, Inc.[2]	1,536,600	15,273,804
Intellon Corp.[2]	109,300	360,690
Intersil Corp., Cl. A	440,900	10,722,688
IXYS Corp.[2]	6,900	82,386
KLA-Tencor Corp.	251,900	10,254,849
Lattice Semiconductor Corp.[2]	665,800	2,083,954
LSI Corp.[2]	1,082,700	6,647,778
Marvell Technology Group Ltd.[2]	418,400	7,388,944
Mattson Technology, Inc.[1,2]	21,300	101,388
Micrel, Inc.	657,200	6,013,380
Microtune, Inc.[1,2]	96,000	332,160
MKS Instruments, Inc.[2]	686,800	15,040,920
Monolithic Power Systems, Inc.[1,2]	343,900	7,435,118
Netlogic Microsystems, Inc.[1,2]	57,700	1,915,640
NVIDIA Corp.[2]	31,358	587,022
OmniVision Technologies, Inc.[2]	51,700	625,053
Pericom Semiconductor Corp.[1,2]	379,600	5,633,264
Semtech Corp.[1,2]	845,320	11,893,652
Silicon Image, Inc.[1,2]	474,100	3,437,225
Silicon Laboratories, Inc.[1,2]	256,800	9,267,912
Silicon Storage Technology, Inc.[1,2]	216,700	600,259
Skyworks Solutions, Inc.[1,2]	1,533,280	15,133,474
Standard Microsystems Corp.[1,2]	176,100	4,781,115
Techwell, Inc.[2]	5,400	66,528
Teradyne, Inc.[2]	953,200	10,551,924
TriQuint Semiconductor, Inc.[2]	432,800	2,622,768
Ultra Clean Holdings, Inc.[1,2]	25,300	201,388
Ultratech, Inc.[2]	136,500	2,118,480
Veeco Instruments, Inc.[1,2]	295,800	4,756,464
Verigy Ltd.[2]	308,400	7,003,764
Volterra Semiconductor Corp.[1,2]	277,700	4,793,102
Zoran Corp.[2]	225,700	2,640,690

		266,165,960

Software—4.6%
Activision, Inc.[2]	456,900	15,566,583
Actuate Corp.[2]	110,700	432,837
Advent Software, Inc.[1,2]	107,290	3,871,023
Amdocs Ltd.[2]	193,900	5,704,538
Ansoft Corp.[1,2]	75,846	2,760,794
Ansys, Inc.[1,2]	254,260	11,980,731
ArcSight, Inc.[1,2]	12,500	110,000
Aspen Technology, Inc.[2]	685,690	9,119,677
Autodesk, Inc.[2]	37,500	1,267,875
Blackbaud, Inc.[1]	161,924	3,465,174
BMC Software, Inc.[2]	376,600	13,557,600
CA, Inc.	144,200	3,329,578
Cadence Design Systems, Inc.[2]	797,600	8,055,760
Check Point Software Technologies Ltd.[2]	329,600	7,801,632
Commvault Systems, Inc.[1,2]	88,560	1,473,638
Compuware Corp.[1,2]	1,428,000	13,623,120
F21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Software Continued
Concur Technologies, Inc.[1,2]	4,920	$163,492
Double-Take Software, Inc.[1,2]	55,900	768,066
EPIQ Systems, Inc.[1,2]	174,450	2,477,190
Fair Isaac Corp.[1]	276,500	5,742,905
FalconStor Software, Inc.[1,2]	128,600	910,488
Henry (Jack) & Associates, Inc.[1]	57,200	1,237,808
Informatica Corp.[1,2]	634,300	9,539,872
Interactive Intelligence, Inc.[1,2]	87,100	1,013,844
Intervoice, Inc.[1,2]	72,500	413,250
JDA Software Group, Inc.[2]	273,200	4,944,920
Lawson Software, Inc.[1,2]	1,324,800	9,631,296
Manhattan Associates, Inc.[1,2]	185,600	4,404,288
Mentor Graphics Corp.[1,2]	351,400	5,552,120
MICROS Systems, Inc.[2]	64,500	1,966,605
MicroStrategy, Inc., Cl. A1,2	127,000	8,223,250
NAVTEQ Corp.[2]	41,800	3,218,600
Net 1 UEPS Technologies, Inc.[2]	383,700	9,323,910
NetScout Systems, Inc.[2]	152,800	1,631,904
Parametric Technology Corp.[2]	537,350	8,957,625
Phoenix Technologies Ltd.[1,2]	10,600	116,600
Progress Software Corp.[1,2]	231,100	5,909,227
PROS Holdings, Inc.[1,2]	42,225	474,187
Quest Software, Inc.[1,2]	644,100	9,539,121
Radiant Systems, Inc.[1,2]	221,900	2,380,987
Salesforce.com, Inc.[2]	26,900	1,835,387
SPSS, Inc.[1,2]	113,600	4,131,632
Sybase, Inc.[2]	314,400	9,249,648
Taleo Corp., Cl. A1,2	165,300	3,238,227
The9 Ltd., ADR[1,2]	15,657	353,535
TIBCO Software, Inc.[1,2]	1,935,200	14,804,280
Tyler Technologies, Inc.[1,2]	267,200	3,625,904
Ultimate Software Group, Inc. (The)[1,2]	98,600	3,513,118
Wind River Systems, Inc.[1,2]	481,134	5,239,549

		246,653,395

Materials—7.9%
Chemicals—4.2%
Arch Chemicals, Inc.[1]	267,400	8,864,310
Balchem Corp.	12,700	293,751
Calgon Carbon Corp.[1,2]	430,800	6,660,168
Celanese Corp., Series A	25,300	1,155,198
CF Industries Holdings, Inc.	144,700	22,110,160
Chemtura Corp.[1]	977,360	5,707,782
Cytec Industries, Inc.	57,800	3,153,568
Ferro Corp.	258,300	4,845,708
Fuller (H.B.) Co.[1]	353,300	7,928,052
GenTek, Inc.[1,2]	13,300	357,637
Hercules, Inc.	906,600	15,348,738
ICO, Inc.[1,2]	201,300	1,211,826
Innophos Holdings, Inc.[1]	172,400	5,508,180
Innospec, Inc.	156,105	2,937,896
Koppers Holdings, Inc.	263,700	11,041,119
Landec Corp.[1,2]	123,200	797,104
LSB Industries, Inc.[1,2]	12,500	247,500
Minerals Technologies, Inc.[1]	209,700	13,334,823
Nalco Holding Co.	223,100	4,718,565
NewMarket Corp.[1]	192,660	12,759,872
NOVA Chemicals Corp.	317,500	7,832,725
F22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Chemicals Continued
Olin Corp.	664,600	$17,399,228
OM Group, Inc.[1,2]	319,000	10,460,010
Penford Corp.[1]	9,400	139,872
PolyOne Corp.[2]	414,700	2,890,459
Quaker Chemical Corp.	47,200	1,258,352
Rockwood Holdings, Inc.[1,2]	7,100	247,080
RPM International, Inc.	217,500	4,480,500
Schulman (A.), Inc.	158,600	3,652,558
Scotts Miracle-Gro Co. (The), Cl. A	78,200	1,373,974
Sensient Technologies Corp.	383,490	10,799,078
ShengdaTech, Inc.[1,2]	93,400	927,462
Stepan Co.[1]	58,000	2,645,960
Terra Industries, Inc.[1]	339,254	16,742,185
Valhi, Inc.	14,500	395,125
Valspar Corp. (The)[1]	456,400	8,630,524
Westlake Chemical Corp.[1]	202,700	3,012,122
Zep, Inc.	191,575	2,850,636

		224,719,807

Containers & Packaging—1.0%
AptarGroup, Inc.	89,800	3,767,110
Crown Holdings, Inc.[2]	267,400	6,949,726
Greif, Inc., Cl. A1	135,700	8,688,871
Myers Industries, Inc.	115,600	942,140
Owens-Illinois, Inc.[2]	173,000	7,212,370
Rock-Tenn Co., Cl. A1	518,700	15,555,813
Sealed Air Corp.	285,100	5,419,751
Silgan Holdings, Inc.	21,600	1,095,984
Sonoco Products Co.	155,700	4,818,915

		54,450,680

Metals & Mining—2.6%
A. M. Castle & Co.[1]	101,700	2,909,637
AK Steel Holding Corp.	169,600	11,702,400
AMCOL International Corp.[1]	34,600	984,716
Amerigo Resources Ltd.	757,900	1,144,617
Century Aluminum Co.[1,2]	115,100	7,652,999
Compass Minerals International, Inc.	167,900	13,526,024
Esmark, Inc.[1,2]	7,900	151,048
Farallon Resources Ltd.[2]	1,036,200	792,621
Hecla Mining Co.[1,2]	1,676,500	15,524,390
Kaiser Aluminum Corp.[1]	56,700	3,035,151
Olympic Steel, Inc.[1]	67,700	5,139,784
Redcorp Ventures Ltd.[2,3]	4,502,900	861,102
Reliance Steel & Aluminum Co.	147,700	11,386,193
Schnitzer Steel Industries, Inc.	201,000	23,034,600
Sims Group Ltd., Sponsored ADR[1]	555,020	22,145,298
Universal Stainless & Alloy Products, Inc.[1,2]	8,200	303,728
Worthington Industries, Inc.[1]	790,600	16,207,300
Yamana Gold, Inc.	51,405	854,986

		137,356,594
Paper & Forest Products—0.1%
Buckeye Technologies, Inc.[2]	126,700	1,071,882
Deltic Timber Corp.[1]	27,100	1,450,121
Glatfelter[1]	276,600	3,736,866
Mercer International, Inc.[1,2]	28,200	210,936
Schweitzer-Mauduit International, Inc.[1]	51,800	872,830
Wausau Paper Corp.[1]	97,500	751,725

		8,094,360
F23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Telecommunication Services—1.8%
Diversified Telecommunication Services—1.2%
Alaska Communications Systems Group, Inc.[1]	184,225	$2,199,647
Atlantic Tele-Network, Inc.[1]	90,385	2,486,491
Cincinnati Bell, Inc.[2]	2,540,300	10,110,394
Embarq Corp.	188,900	8,929,303
Iowa Telecommunications Services, Inc.[1]	210,500	3,706,905
NTELOS Holdings Corp.[1]	471,000	11,949,270
Premiere Global Services, Inc.[2]	1,015,780	14,810,072
Windstream Corp.	625,600	7,719,904

		61,911,986

Wireless Telecommunication Services—0.6%
Centennial Communications Corp.[1,2]	764,300	5,342,457
iPCS, Inc.[1,2]	37,100	1,099,273
Rural Cellular Corp., Cl. A1,2	36,700	1,633,517
Syniverse Holdings, Inc.[2]	792,565	12,839,553
Telephone & Data Systems, Inc.	228,600	10,805,922
United States Cellular Corp.[2]	43,630	2,467,277

		34,187,999

Utilities—1.7%

Electric Utilities—0.2%
DPL, Inc.	98,000	2,585,240
El Paso Electric Co.[2]	142,700	2,825,460
Hawaiian Electric Industries, Inc.[1]	72,700	1,797,871
UIL Holdings Corp.[1]	69,800	2,052,818
UniSource Energy Corp.	98,500	3,054,485

		12,315,874

Energy Traders—0.4%
Canadian Hydro Developers, Inc.[2]	306,000	1,605,472
Mirant Corp.[1,2]	292,900	11,467,035
Reliant Energy, Inc.[2]	318,500	6,774,495

		19,847,002

Gas Utilities—0.8%
Laclede Group, Inc. (The)[1]	174,100	7,028,417
New Jersey Resources Corp.[1]	49,400	1,612,910
Northwest Natural Gas Co.[1]	227,100	10,505,646
Piedmont Natural Gas Co., Inc.	93,600	2,448,576
South Jersey Industries, Inc.	10,500	392,280
Southwest Gas Corp.[1]	44,600	1,325,958
WGL Holdings, Inc.[1]	526,000	18,273,240

		41,587,027

Multi-Utilities—0.2%
Alliant Energy Corp.	33,800	1,157,988
Avista Corp.	254,800	5,468,003
Integrys Energy Group, Inc.[1]	86,200	4,381,546

		11,007,537

Water Utilities—0.1%
Cascal NV2	289,300	3,558,390
SJW Corp.[1]	63,700	1,681,680

		5,240,070

Total Common Stocks (Cost $5,330,035,312)		5,343,618,819

Units

Rights, Warrants and Certificates—0.0%
Redcorp Ventures Ltd. Wts., Strike Price 0.65 CAD, Exp. 7/5/09[2] (Cost $0)	2,251,450	55,199
F24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Investment Companies—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.69%[5,6] (Cost $38,604,527)	38,604,527	$38,604,527
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $5,368,639,839)		5,382,278,545

	Principal
	Amount

Investments Purchased with Cash Collateral from Securities Loaned—21.6%[7]
Asset-Backed Floating Note—1.1%
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl. A1, 2.53%, 7/25/08	$15,154,570	$14,780,176
Credit-Based Asset Servicing & Securitization LLC, 2.52%, 7/25/08	2,320,830	2,289,696
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 2.57%, 7/25/08	2,333,267	2,308,178
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 2.54%, 7/25/08	2,822,397	2,779,369
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl. A2A, 2.59%, 7/25/08	12,906,594	12,662,104
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl. A2A, 2.56%, 7/25/08	17,385,228	14,701,540
Option One Mortgage Loan Trust, Series 2007-2, Cl. SA1, 2.57%, 7/25/08	8,322,974	8,169,765
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A, 2.56%, 7/25/08	44,704	44,655

		57,735,483

Bank Floating Rate Note—0.6%
Wachovia Bank NA, 2.11%, 7/1/08	31,000,000	30,742,328

Domestic Floating Certificate of Deposit—2.5%
Comerica, 2.46%, 7/1/08	70,000,000	69,988,170
Manufactures & Traders, 2.72%, 7/15/08	64,909,460	64,944,815

		134,932,985

Funding Agreement/Guaranteed Investment Contract—0.6%
Protective Life Insurance Co., 3.06%, 7/28/08	15,000,000	15,000,000
Protective Life Insurance Co., 3.06%, 7/29/08	19,000,000	19,000,000

		34,000,000

Repurchase Agreements—8.0%
Repurchase agreement (Principal Amount/Value $20,000,000 with a maturity value of $20,001,278) with BNP Paribas Securities Corp., 2.30%, dated 6/30/08, to be repurchased at $20,001,278 on 7/1/08, collateralized by U.S. Agency Mortgages, 5%-6.50%, 9/1/36-5/1/38, with a value of $20,400,000	20,000,000	20,000,000
F25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Repurchase Agreements Continued
Repurchase agreement (Principal Amount/Value $409,303,748 with a maturity value of $409,334,446) with Barclays Capital, 2.70%, dated 6/30/08, to be repurchased at $409,334,446 on 7/1/08, collateralized by various securities, 0%-7.325%, 12/15/10-11/20/56, with a value of $427,149,823	$409,303,748	$409,303,748

		429,303,748

Medium-Term Floating Note—8.8%
AIG Match Funding Corp., 2.11%, 7/1/08	40,000,000	39,742,411
American General Finance Corp., 2.73%, 7/9/08	13,000,000	12,771,564
American Honda Finance Corp., 2.69%, 9/9/08	13,504,840	13,481,195
American Honda Finance Corp., 2.77%, 9/16/08	49,008,302	48,990,935
Beta Finance, Inc., 2.13%, 7/1/08	24,993,299	24,690,875
CC USA, Inc., 2.13%, 7/1/08	25,493,156	25,203,920
Fifth Third Bancorp, 2.49%, 7/23/08	2,000,000	1,998,166
Goldman Sachs Group, Inc., 2.16%, 7/1/08	25,000,000	24,763,825
HBOS Treasury Services plc, 2.12%, 7/1/08	3,000,000	2,999,826
HSBC Finance Corp., 2.47%, 7/7/08	3,000,000	2,998,431
Jackson National Life Global Fund, 2.71%, 9/2/08	25,000,000	24,849,775
LINKS Finance LLC, 2.12%, 7/1/08	44,988,796	44,586,474
MBIA Global Funding LLC, 2.12%, 7/1/08	18,000,000	16,942,140
MBIA Global Funding LLC, 2.12%, 7/1/08	8,000,000	6,971,072
Merrill Lynch & Co., 2.16%, 7/1/08	30,000,000	29,358,270
Merrill Lynch & Co., 2.17%, 7/1/08	40,000,000	39,008,760
Metropolitan Life Global Funding, 2.48%, 7/22/08	38,500,000	38,491,492
Nationwide Global Fund I, 2.78%, 9/15/08	54,018,143	53,998,163
PACCAR Financial Corp., 2.65%, 8/28/08	7,501,825	7,493,790
Pricoa Global Funding I, 2.78%, 9/12/08	14,000,485	13,996,584

		473,337,668

Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $1,169,518,660)		1,160,052,212

Total Investments, at Value (Cost $6,538,158,499)	121.9%	6,542,330,757

Liabilities in Excess of Other Assets	(21.9)	(1,174,707,784)

Net Assets	100.0%	$5,367,622,973

Industry classifications are unaudited.
F26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:
CAD Canadian Dollar
1. Partial or fully-loaned security. See Note 7 of accompanying Notes.
2. Non-income producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,801,943 or 0.13% of the Fund’s net assets as of June 30, 2008.
4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $784,790, which represents 0.01% of the Fund’s net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

Tusk Energy Corp.	11/15/04	$492,524	$784,790	$292,266
5. Rate shown is the 7-day yield as of June 30, 2008.
6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2007	Additions	Reductions	June 30, 2008

Oppenheimer Institutional Money Market Fund, Cl. E	59,435,689	1,611,846,325	1,632,677,487	38,604,527

		Dividend
	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$38,604,527	$2,098,237
7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008

Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $6,499,553,972)	$6,503,726,230
Affiliated companies (cost $38,604,527)	38,604,527

6,542,330,757

Cash	4,122,083

Receivables and other assets:
Investments sold	116,074,208
Shares of beneficial interest sold	21,044,343
Interest and dividends	3,665,175
Other	831,936

Total assets	6,688,068,502

Liabilities

Return of collateral for securities loaned	1,171,705,346

Payables and other liabilities:
Investments purchased	124,649,549
Shares of beneficial interest redeemed	19,102,643
Distribution and service plan fees	2,776,892
Transfer and shareholder servicing agent fees	1,476,521
Shareholder communications	585,055
Trustees’ compensation	42,894
Other	106,629

Total liabilities	1,320,445,529

Net Assets	$5,367,622,973

Composition of Net Assets

Par value of shares of beneficial interest	$301,774

Additional paid-in capital	5,786,530,747

Accumulated net investment loss	(254,076)

Accumulated net realized loss on investments and foreign currency transactions	(423,127,722)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,172,250

Net Assets	$5,367,622,973

F28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,304,734,805 and 184,887,396 shares of beneficial interest outstanding)	$17.87
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$18.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $261,085,468 and 15,930,989 shares of beneficial interest outstanding)	$16.39

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $505,403,872 and 30,687,757 shares of beneficial interest outstanding)	$16.47

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $275,975,238 and 15,841,838 shares of beneficial interest outstanding)	$17.42

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,020,423,590 and 54,426,379 shares of beneficial interest outstanding)	$18.75
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $15,384)	$43,956,653
Affiliated companies	2,098,237

Portfolio lending fees	10,263,500

Interest	140,879

Other income	62,079

Total investment income	56,521,348

Expenses

Management fees	34,222,387

Distribution and service plan fees:
Class A	8,758,112
Class B	3,585,437
Class C	6,033,053
Class N	1,447,500

Transfer and shareholder servicing agent fees:
Class A	10,814,413
Class B	953,344
Class C	1,449,354
Class N	1,216,778
Class Y	1,013,575

Shareholder communications:
Class A	734,151
Class B	116,489
Class C	120,586
Class N	20,823
Class Y	8,587

Trustees’ compensation	95,845

Custodian fees and expenses	30,244

Administration service fees	1,500

Other	184,569

Total expenses	70,806,747
Less reduction to custodian expenses	(12,155)
Less waivers and reimbursements of expenses	(252,797)

Net expenses	70,541,795

Net Investment Loss	(14,020,447)
F30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments from unaffiliated companies	$(261,494,100)
Foreign currency transactions	1,704,072
Short positions	8,107

Net realized loss	(259,781,921)

Net change in unrealized appreciation (depreciation) on:
Investments	(908,139,793)
Translation of assets and liabilities denominated in foreign currencies	(778,628)

Net change in unrealized appreciation	(908,918,421)

Net Decrease in Net Assets Resulting from Operations	$(1,182,720,789)

See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended June 30,	2008	2007

Operations

Net investment income (loss)	$(14,020,447)	$10,852,625

Net realized gain (loss)	(259,781,921)	475,646,147

Net change in unrealized appreciation	(908,918,421)	301,071,630

Net increase (decrease) in net assets resulting from operations	(1,182,720,789)	787,570,402

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(8,491,179)	—
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	(4,176,920)	—

	(12,668,099)	—

Tax return of capital distribution from net investment income:
Class A	(42,889)	—
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	(21,097)	—

	(63,986)	—

Distributions from net realized gain:
Class A	(340,286,746)	(198,184,565)
Class B	(37,088,720)	(34,084,425)
Class C	(61,718,249)	(45,157,710)
Class N	(27,521,324)	(16,187,088)
Class Y	(59,781,758)	(33,646,099)

	(526,396,797)	(327,259,887)

Tax return of capital distribution from net realized gain:
Class A	(2,724,625)	—
Class B	(296,964)	—
Class C	(494,169)	—
Class N	(220,359)	—
Class Y	(478,664)	—

	(4,214,781)	—

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	649,537,948	891,622,920
Class B	(94,267,351)	(62,735,159)
Class C	(9,343,656)	59,556,302
Class N	64,382,658	85,583,224
Class Y	428,176,067	324,792,387

	1,038,485,666	1,298,819,674
F32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Year Ended June 30,	2008	2007

Net Assets

Total increase (decrease)	$(687,578,786)	$1,759,130,189

Beginning of period	6,055,201,759	4,296,071,570

End of period (including accumulated net investment income (loss) of $(254,076) and $12,539,689, respectively)	$5,367,622,973	$6,055,201,759

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended June 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$24.25	$22.27	$20.17	$19.52	$14.78

Income (loss) from investment operations:
Net investment income (loss)	(.04)[1]	.08 [1]	(.02)[1]	(.04)[1]	(.10)
Net realized and unrealized gain (loss)	(4.28)	3.45	3.59	2.65	4.84

Total from investment operations	(4.32)	3.53	3.57	2.61	4.74

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	—	—	—	—
Distributions from net realized gain	(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	— [2]	—	—	—	—
Tax return of capital distribution from net realized gain	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(2.06)	(1.55)	(1.47)	(1.96)	—

Net asset value, end of period	$17.87	$24.25	$22.27	$20.17	$19.52

Total Return, at Net Asset Value[3]	(18.66)%	16.48%	18.22%	13.82%	32.07%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$3,304,735	$3,766,574	$2,584,254	$1,557,307	$1,177,389

Average net assets (in thousands)	$3,576,817	$3,086,495	$2,040,757	$1,325,846	$904,397

Ratios to average net assets:[4]
Net investment income (loss)	(0.17)%	0.35%	(0.07)%	(0.20)%	(0.42)%
Total expenses	1.19%[5,6]	1.12%[5,6]	1.15%[6]	1.19%[6,7]	1.17%[6,7]

Portfolio turnover rate	134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%

6.	Reduction to custodian expenses less than 0.005%.

7.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class B Year Ended June 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$22.53	$20.94	$19.19	$18.79	$14.35

Income (loss) from investment operations:
Net investment loss	(.17)[1]	(.10)[1]	(.18)[1]	(.18)[1]	(.20)
Net realized and unrealized gain (loss)	(3.96)	3.24	3.40	2.54	4.64

Total from investment operations	(4.13)	3.14	3.22	2.36	4.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(2.01)	(1.55)	(1.47)	(1.96)	—

Net asset value, end of period	$16.39	$22.53	$20.94	$19.19	$18.79

Total Return, at Net Asset Value[2]	(19.25)%	15.63%	17.29%	12.98%	30.94%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$261,085	$473,768	$501,742	$510,183	$482,028

Average net assets (in thousands)	$357,794	$479,042	$512,657	$490,050	$432,160

Ratios to average net assets:[3]
Net investment loss	(0.89)%	(0.46)%	(0.85)%	(0.98)%	(1.26)%
Total expenses	1.92%[4,5]	1.89%[4,5]	1.92%[5]	1.97%[5]	2.01%[5,6]

Portfolio turnover rate	134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended June 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$22.62	$21.01	$19.24	$18.82	$14.36

Income (loss) from investment operations:
Net investment loss	(.16)[1]	(.08)[1]	(.16)[1]	(.17)[1]	(.17)
Net realized and unrealized gain (loss)	(3.98)	3.24	3.40	2.55	4.63

Total from investment operations	(4.14)	3.16	3.24	2.38	4.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(2.01)	(1.55)	(1.47)	(1.96)	—

Net asset value, end of period	$16.47	$22.62	$21.01	$19.24	$18.82

Total Return, at Net Asset Value[2]	(19.21)%	15.68%	17.35%	13.07%	31.06%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$505,404	$710,808	$600,331	$473,099	$402,056

Average net assets (in thousands)	$602,381	$645,637	$543,420	$433,888	$340,201

Ratios to average net assets:[3]
Net investment loss	(0.86)%	(0.39)%	(0.79)%	(0.91)%	(1.17)%
Total expenses	1.88%[4,5]	1.84%[4,5]	1.87%[5]	1.90%[5,6]	1.91%[5,6]

Portfolio turnover rate	134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Class N Year Ended June 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$23.70	$21.87	$19.90	$19.33	$14.69

Income (loss) from investment operations:
Net investment income (loss)	(.09)[1]	.01 [1]	(.09)[1]	(.10)[1]	(.14)
Net realized and unrealized gain (loss)	(4.18)	3.37	3.53	2.63	4.78

Total from investment operations	(4.27)	3.38	3.44	2.53	4.64

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gain	(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	—	—	—	—	—
Tax return of capital distribution from net realized gain	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(2.01)	(1.55)	(1.47)	(1.96)	—

Net asset value, end of period	$17.42	$23.70	$21.87	$19.90	$19.33

Total Return, at Net Asset Value[2]	(18.87)%	16.08%	17.79%	13.53%	31.59%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$275,975	$300,360	$192,089	$129,631	$84,678

Average net assets (in thousands)	$289,699	$245,298	$162,869	$105,497	$65,107

Ratios to average net assets:[3]
Net investment income (loss)	(0.47)%	0.02%	(0.40)%	(0.50)%	(0.77)%
Total expenses	1.55%[4]	1.45%[4]	1.49%	1.54%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.48%	1.45%	1.48%	1.50%	1.52%

Portfolio turnover rate	134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended June 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$25.32	$23.09	$20.76	$19.94	$15.03

Income (loss) from investment operations:
Net investment income (loss)	.05 [1]	.20 [1]	.10 [1]	.08 [1]	(.03)
Net realized and unrealized gain (loss)	(4.47)	3.58	3.70	2.70	4.94

Total from investment operations	(4.42)	3.78	3.80	2.78	4.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	—	—	—	—
Distributions from net realized gain	(2.00)	(1.55)	(1.47)	(1.96)	—
Tax return of capital distribution from net investment income	— [2]	—	—	—	—
Tax return of capital distribution from net realized gain	(.01)	—	—	—	—

Total dividends and/or distributions to shareholders	(2.15)	(1.55)	(1.47)	(1.96)	—

Net asset value, end of period	$18.75	$25.32	$23.09	$20.76	$19.94

Total Return, at Net Asset Value[3]	(18.28)%	17.00%	18.83%	14.41%	32.67%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,020,424	$803,692	$417,656	$229,463	$14,714

Average net assets (in thousands)	$746,300	$570,576	$314,236	$84,470	$11,428

Ratios to average net assets:[4]
Net investment income	0.25%	0.83%	0.42%	0.39%	0.06%
Total expenses	0.76%[5,6]	0.66%[5,6]	0.66%[6]	0.69%[6]	0.70%[6]

Portfolio turnover rate	134%	114%	102%	132%	127%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%

6.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Main Street Small Cap Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected
F39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Securities Sold Short. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. Short positions are reported on a schedule following the Statements of Investments. The Fund had no open short positions at period end.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investments in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of
F40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
Investments With Off-Balance Sheet Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
F41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5]	Tax Purposes

$—	$—	$393,536,021	$25,630,360

1.	As of June 30, 2008, the Fund had $393,419,654 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

2.	The Fund had $42,425 of post-October foreign currency losses which were deferred.

3.	The Fund had $73,942 of post-October passive foreign investment company losses which were deferred.

4.	During the fiscal year ended June 30, 2008, the Fund did not utilize any capital loss carryforward.

5.	During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for June 30, 2008. Net assets of the Fund were unaffected by the reclassifications.

	Reduction to	Reduction to
	Accumulated	Accumulated Net
Reduction to	Net Investment	Realized Loss
Paid-in Capital	Loss	on Investments

$16,267,442	$13,958,767	$2,308,675
The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 was as follows:

	Year Ended	Year Ended
	June 30, 2008	June 30, 2007

Distributions paid from:
Ordinary income	$89,898,083	$104,420,100
Long-term capital gain	449,166,813	222,839,787
Return of capital	4,278,767	—

Total	$543,343,663	$327,259,887

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
F42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Federal tax cost of securities	$6,567,955,067

Gross unrealized appreciation	$561,703,238
Gross unrealized depreciation	(587,333,598)

Net unrealized depreciation	$(25,630,360)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended June 30, 2008		Year Ended June 30, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	74,829,572	$1,550,589,036	60,720,498	$1,383,194,872
Dividends and/or distributions reinvested	15,579,180	309,402,521	8,159,374	181,872,344
Redeemed	(60,830,053)	(1,210,453,609)	(29,599,467)	(673,444,296)

Net increase	29,578,699	$649,537,948	39,280,405	$891,622,920

Class B
Sold	1,965,438	$38,140,367	2,210,418	$46,913,865
Dividends and/or distributions reinvested	1,932,387	35,324,023	1,544,101	32,101,924
Redeemed	(8,998,234)	(167,731,741)	(6,678,679)	(141,750,948)

Net decrease	(5,100,409)	$(94,267,351)	(2,924,160)	$(62,735,159)

Class C
Sold	6,125,949	$116,952,215	6,968,949	$148,591,292
Dividends and/or distributions reinvested	2,924,696	53,726,666	1,882,487	39,287,502
Redeemed	(9,789,740)	(180,022,537)	(5,993,375)	(128,322,492)

Net increase (decrease)	(739,095)	$(9,343,656)	2,858,061	$59,556,302

F44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

	Year Ended June 30, 2008		Year Ended June 30, 2007
	Shares	Amount	Shares	Amount

Class N
Sold	7,050,097	$141,485,935	6,416,366	$142,597,904
Dividends and/or distributions reinvested	1,318,108	25,544,924	695,844	15,183,321
Redeemed	(5,197,414)	(102,648,201)	(3,223,643)	(72,198,001)

Net increase	3,170,791	$64,382,658	3,888,567	$85,583,224

Class Y
Sold	36,323,287	$751,401,917	15,743,029	$375,520,314
Dividends and/or distributions reinvested	2,893,650	60,130,048	1,425,840	33,093,751
Redeemed	(16,531,004)	(383,355,898)	(3,518,471)	(83,821,678)

Net increase	22,685,933	$428,176,067	13,650,398	$324,792,387

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended June 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$7,937,628,196	$7,415,363,487
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2008, the Fund paid $14,783,071 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class C and Class N shares were $9,241,280 and $3,978,228, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2008	$819,765	$79,495	$533,818	$63,346	$5,471
F46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2008, OFS waived $202,830 for Class N shares. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended June 30, 2008, the Manager waived $49,967 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of June 30, 2008, the Fund had no outstanding forward contracts.
6. Illiquid or Restricted Securities
As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
F47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Continued
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $1,128,721,865. Collateral of $1,171,705,346 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.
8. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Oppenheimer Main Street Small Cap Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund (the “Fund”), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
August 8, 2008
F49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

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F50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $1.7178 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 12, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     None of the dividends paid by the Fund during the fiscal year ended June 30, 2008 are eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $33,688,611 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1999) Age: 71	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 69	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1999) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1999) Age: 67	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Beverly L. Hamilton, Trustee (since 2002) Age: 61	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 63	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
24  |  OPPENHEIMER MAIN STREET SMALL CAP FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
John V. Murphy, Continued	Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Reinganum, Zavanelli, Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Dr. Marc Reinganum, Vice President and Portfolio Manager (since 2008) Age: 55	Vice President of the Manager (since September 2002). Director of Quantitative Research and Portfolio Strategist for Equities; the Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University (since 1995). At Southern Methodist University, Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. A portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.

Mark Zavanelli, Vice President and Portfolio Manager (since 1999) Age: 37	Vice President of the Manager (since November 2000). A Chartered Financial Analyst. A portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 57	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 48	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Brian W. Wixted, Continued	Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 37	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc. An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 42	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request.
26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $34,975 in fiscal 2008 and $30,600 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such fees would include professional services for the 22c-2 program.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $12,000 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer
Date: 08/07/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 08/07/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 08/07/2008